Quarterly Holdings Report
for
Fidelity® Emerging Markets Multifactor ETF
July 31, 2024
EMK-NPRT3-0924
1.9893930.105
Common Stocks - 99.1%
	Shares	Value ($)
Brazil - 1.8%
Banco do Brasil SA	64,400	302,476
BB Seguridade Participacoes SA	39,800	247,626
Caixa Seguridade Participacoes	86,400	220,404
TIM SA	115,200	356,437
Vale SA	20,400	222,414
TOTAL BRAZIL		1,349,357
Chile - 0.4%
Banco de Chile	2,444,168	290,268
China - 24.8%
Agricultural Bank of China Ltd. (H Shares)	686,000	307,348
Alibaba Group Holding Ltd.	107,100	1,059,758
Anta Sports Products Ltd.	18,200	163,315
Autohome, Inc. ADR Class A	16,093	401,359
Baidu, Inc. Class A (a)	45,550	511,359
Bank of China Ltd. (H Shares)	1,069,000	476,206
Bank of Communications Co. Ltd. (H Shares)	396,000	287,926
Bosideng International Holdings Ltd.	212,000	106,109
Brilliance China Automotive Holdings Ltd.	176,000	86,062
China CITIC Bank Corp. Ltd. (H Shares)	303,000	181,521
China Construction Bank Corp. (H Shares)	1,012,000	708,607
China Railway Group Ltd. (H Shares)	217,000	105,833
China Resources Pharmaceutical Group Ltd. (b)	1,349,000	922,128
China Shenhua Energy Co. Ltd. (H Shares)	190,000	791,667
China Tower Corp. Ltd. (H Shares) (b)	3,198,000	392,995
China Vanke Co. Ltd. (H Shares)	1,455,500	799,295
CITIC Pacific Ltd.	116,000	107,061
Fuyao Glass Industries Group Co. Ltd. (H Shares) (b)	23,600	123,257
Haier Smart Home Co. Ltd.	49,400	162,200
Hengan International Group Co. Ltd.	178,000	555,965
Industrial & Commercial Bank of China Ltd. (H Shares)	915,000	508,333
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	300,037	543,967
JD.com, Inc. Class A	23,900	318,177
Jiangxi Copper Co. Ltd. (H Shares)	95,000	167,089
Kingboard Chemical Holdings Ltd.	105,000	214,247
Lenovo Group Ltd.	226,000	291,613
Longfor Properties Co. Ltd. (b)	1,031,000	1,340,881
MINISO Group Holding Ltd. ADR	4,521	75,365
NetEase, Inc.	32,500	608,231
PDD Holdings, Inc. ADR (a)	5,040	649,606
People's Insurance Co. of China Group Ltd. (H Shares)	431,000	145,101
PetroChina Co. Ltd. (H Shares)	1,034,000	901,375
PICC Property & Casualty Co. Ltd. (H Shares)	144,000	188,756
Pop Mart International Group Ltd. (b)	42,000	222,849
Sinopharm Group Co. Ltd. (H Shares)	325,200	764,295
Tencent Holdings Ltd.	70,500	3,268,697
Topsports International Holdings Ltd. (b)	148,000	66,119
Trip.com Group Ltd. (a)	6,000	259,447
Vipshop Holdings Ltd. ADR	5,688	77,584
Yangzijiang Shipbuilding Holdings Ltd.	68,100	136,954
Yum China Holdings, Inc.	4,493	135,868
TOTAL CHINA		19,134,525
Egypt - 0.3%
Commercial International Bank SAE	122,163	209,361
Greece - 0.6%
Jumbo SA	7,680	205,769
OPAP SA	12,542	218,640
TOTAL GREECE		424,409
Hong Kong - 0.8%
WH Group Ltd. (b)	994,000	646,380
Hungary - 2.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	85,809	668,704
Richter Gedeon PLC	34,142	973,139
TOTAL HUNGARY		1,641,843
India - 18.8%
Angel One Ltd.	6,732	174,164
Asian Paints Ltd.	5,026	185,151
Aurobindo Pharma Ltd.	72,560	1,242,846
Bajaj Auto Ltd.	2,801	323,299
Bank of Baroda	91,983	278,656
Bharat Electronics Ltd.	73,042	275,711
Canara Bank Ltd.	227,675	311,919
Coal India Ltd.	135,316	843,940
Dr. Reddy's Laboratories Ltd.	13,688	1,103,574
Eicher Motors Ltd.	5,491	325,458
Federal Bank Ltd.	159,953	384,730
HCL Technologies Ltd.	11,719	229,905
HDFC Asset Management Co. Ltd. (b)	6,778	333,056
HDFC Standard Life Insurance Co. Ltd. (b)	45,173	386,024
Hero Motocorp Ltd.	4,788	313,855
Hindustan Aeronautics Ltd.	4,339	255,112
Hindustan Unilever Ltd.	27,195	878,792
Infosys Ltd.	32,098	716,207
ITC Ltd.	132,066	781,319
L&T Finance Ltd.	130,630	280,657
Motherson Sumi Wiring India Ltd.	269,122	237,402
NMDC Ltd.	46,425	133,965
Oil & Natural Gas Corp. Ltd.	223,857	893,516
Oil India Ltd.	162,858	1,123,373
Oracle Financial Services Software Ltd.	947	124,921
Pidilite Industries Ltd.	4,350	165,545
Polycab India Ltd.	2,681	219,600
Power Finance Corp. Ltd.	59,926	398,511
REC Ltd.	53,445	411,232
State Bank of India	47,676	496,753
Tata Consultancy Services Ltd.	9,630	504,378
Wipro Ltd.	21,946	136,821
TOTAL INDIA		14,470,392
Indonesia - 4.0%
PT Adaro Energy Indonesia Tbk	3,735,100	739,669
PT Astra International Tbk	303,200	88,014
PT Bank Central Asia Tbk	749,500	473,623
PT Bank Mandiri (Persero) Tbk	802,200	315,749
PT Indah Kiat Pulp & Paper Tbk	67,900	34,869
PT Indofood Sukses Makmur Tbk	1,399,600	527,217
PT Telkom Indonesia Persero Tbk	1,650,900	292,410
PT United Tractors Tbk	396,400	628,974
TOTAL INDONESIA		3,100,525
Korea (South) - 12.0%
Cosmo AM&T Co. Ltd. (a)	195	18,385
DB HiTek Co. Ltd.	306	12,069
Db Insurance Co. Ltd.	3,699	296,887
Doosan Bobcat, Inc.	3,076	92,051
GS Holdings Corp.	3,031	107,656
Hankook Tire Co. Ltd.	3,889	126,126
Hanmi Semiconductor Co. Ltd.	437	41,645
Hanwha Corp.	4,937	111,883
Hyundai Marine & Fire Insurance Co. Ltd.	9,020	236,187
Hyundai Mobis	1,220	195,395
Hyundai Steel Co.	1,876	37,677
Kia Corp.	3,331	271,222
KT&G Corp.	8,829	598,326
Kumho Petro Chemical Co. Ltd.	496	49,969
Leeno Industrial, Inc.	81	11,796
LG Corp.	2,047	128,909
LG Display Co. Ltd. (a)	2,462	20,100
LG Innotek Co. Ltd.	113	21,012
LG Uplus Corp.	40,465	294,799
NCSOFT Corp.	2,163	275,412
Orion Corp./Republic of Korea	8,172	519,969
POSCO	427	109,018
POSCO ICT Co. Ltd.	422	8,858
Samsung Electro-Mechanics Co. Ltd.	465	53,905
Samsung Electronics Co. Ltd.	47,381	2,887,428
Samsung SDI Co. Ltd.	436	101,182
Samsung SDS Co. Ltd.	320	34,307
SK Hynix, Inc.	4,425	625,462
Woori Financial Group, Inc.	26,481	302,750
Yuhan Corp.	23,893	1,638,278
TOTAL KOREA (SOUTH)		9,228,663
Malaysia - 0.9%
Malayan Banking Bhd	152,300	338,776
Petronas Chemicals Group Bhd	31,000	39,134
TIME dotCom Bhd	269,600	301,609
TOTAL MALAYSIA		679,519
Mexico - 3.7%
Arca Continental S.A.B. de CV	61,500	605,212
El Puerto de Liverpool S.A.B. Dcv Series C	9,800	68,788
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	4,125	124,389
Grupo Aeroportuario Norte S.A.B. de CV	11,900	102,160
Kimberly-Clark de Mexico SA de CV Series A	306,100	544,492
Promotora y Operadora de Infraestructura S.A.B. de CV	10,875	102,139
Qualitas Controladora S.A.B. de CV	23,100	212,941
Terrafina	504,100	1,084,205
TOTAL MEXICO		2,844,326
Qatar - 0.1%
Mesaieed Petrochemical Holding Co.	216,066	99,280
Russia - 0.1%
Gazprom OAO (a)(c)	14,450	1,637
Inter Rao Ues JSC (a)(c)	7,348,600	43,860
MMC Norilsk Nickel PJSC (a)(c)	18,800	1,354
Sberbank of Russia (a)(c)	38,410	256
Surgutneftegas OJSC (a)(c)	56,600	750
VTB Bank OJSC (a)(c)	18,380	3,796
TOTAL RUSSIA		51,653
Saudi Arabia - 2.7%
Al Rajhi Bank	20,259	462,211
Bupa Arabia for Cooperative Insurance Co.	1,895	116,370
Elm Co.	897	218,518
Sabic Agriculture-Nutrients Co.	3,650	114,406
Saudi Aramco Base Oil Co. - Luberef	2,524	87,454
Saudi Telecom Co.	59,224	607,725
The Co. for Cooperative Insurance	3,370	129,342
The Saudi National Bank	32,759	331,790
TOTAL SAUDI ARABIA		2,067,816
South Africa - 2.1%
Exxaro Resources Ltd.	69,157	740,830
Kumba Iron Ore Ltd.	3,214	70,193
Momentum Group Ltd.	240,071	353,945
Standard Bank Group Ltd.	35,449	432,179
TOTAL SOUTH AFRICA		1,597,147
Taiwan - 14.7%
Accton Technology Corp.	18,000	277,639
ASE Technology Holding Co. Ltd.	84,000	383,328
ASPEED Tech, Inc.	3,000	372,376
Catcher Technology Co. Ltd.	43,000	278,643
Chicony Electronics Co. Ltd.	51,000	241,269
Chipbond Technology Corp.	110,000	213,173
Chunghwa Telecom Co. Ltd.	116,000	428,780
Compal Electronics, Inc.	240,000	229,632
Elan Microelectronics Corp.	52,000	218,315
Far Eastern International Bank	606,000	283,918
Far Eastern New Century Corp.	192,000	198,601
Far EasTone Telecommunications Co. Ltd.	133,000	348,786
Formosa Plastics Corp.	58,000	102,166
Foxconn Technology Co. Ltd.	155,000	307,925
Getac Holdings Corp.	75,000	233,876
Gold Circuit Electronics Ltd.	35,000	233,724
International Games Systems Co. Ltd.	25,000	568,147
Jentech Precision Industrial Co. Ltd.	10,000	352,905
King Slide Works Co. Ltd.	8,000	268,938
King Yuan Electronics Co. Ltd.	99,000	316,246
Largan Precision Co. Ltd.	4,000	342,562
Lite-On Technology Corp.	86,000	259,282
MediaTek, Inc.	21,000	779,434
Micro-Star International Co. Ltd.	47,000	242,364
MiTAC Holdings Corp.	174,000	223,654
Novatek Microelectronics Corp.	19,000	302,312
Pegatron Corp.	106,000	324,095
Pou Chen Corp.	222,000	243,815
Radiant Opto-Electronics Corp.	58,000	314,086
Realtek Semiconductor Corp.	20,000	311,530
Simplo Technology Co. Ltd.	21,000	229,997
Sinopac Financial Holdings Co.	469,000	379,538
Taichung Commercial Bank Co. Ltd.	516,706	279,810
Taiwan Cooperative Financial Holding Co. Ltd.	361,550	295,334
Taiwan Fertilizer Co. Ltd.	45,000	88,302
Tripod Technology Corp.	42,000	253,636
Wiwynn Corp.	4,000	247,034
Yuanta Financial Holding Co. Ltd.	366,000	365,221
TOTAL TAIWAN		11,340,393
Thailand - 1.2%
Advanced Information Service PCL NVDR	59,100	387,976
Intouch Holdings PCL NVDR	155,300	358,351
Krung Thai Bank PCL NVDR	427,000	216,824
TOTAL THAILAND		963,151
Turkey - 5.7%
Akbank TAS	238,696	446,243
Bim Birlesik Magazalar A/S JSC	67,560	1,276,299
Haci Omer Sabanci Holding A/S	127,252	381,828
Koc Holding A/S	24,514	159,254
Turkcell Iletisim Hizmet A/S	212,263	676,977
Turkiye Is Bankasi A/S Series C	897,342	406,523
Turkiye Petrol Rafinerileri A/S	140,388	692,392
Yapi ve Kredi Bankasi A/S	404,751	369,173
TOTAL TURKEY		4,408,689
United Arab Emirates - 2.3%
Abu Dhabi Islamic Bank	104,164	347,686
Emaar Properties PJSC	573,036	1,346,393
Salik Co. PJSC	120,785	110,821
TOTAL UNITED ARAB EMIRATES		1,804,900
TOTAL COMMON STOCKS (Cost $70,338,510)		76,352,597

Nonconvertible Preferred Stocks - 0.5%
	Shares	Value ($)
Brazil - 0.5%
Bradespar SA (PN)	18,300	59,956
Itausa SA	163,629	294,389
Metalurgica Gerdau SA (PN)	42,100	79,169
TOTAL BRAZIL		433,514
Russia - 0.0%
AK Transneft OAO (a)(c)	1,200	3,770
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $493,751)		437,284

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $144,765)	144,736	144,765

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $70,977,026)	76,934,646
NET OTHER ASSETS (LIABILITIES) - 0.2% (e)	132,625
NET ASSETS - 100.0%	77,067,271

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	5	Sep 2024	274,125	2,660	2,660

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,433,689 or 5.8% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Includes $25,391 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	14,808,448	14,663,941	9,352	258	-	144,765	0.0%
Total	-	14,808,448	14,663,941	9,352	258	-	144,765

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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